Business Combination - Schedule of Allocation of Consideration Transferred (Details)	4 Months Ended
	Sep. 30, 2018 USD ($) shares
Cash consideration	$ 319,015,000
Total consideration - cash	319,015,000
NESR ordinary share consideration	513,444,000
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)	30,941,000
Total consideration - equity	544,385,000	[1]
Estimated earn-out mechanisms	16,203,000
Total consideration	879,603,000
NPS Holdings Limited [Member]
Cash consideration	319,015,000
Total consideration - cash	319,015,000
NESR ordinary share consideration	$ 255,537,000
NESR ordinary share consideration, shares | shares	25,077,000
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares) | shares
Total consideration - equity	$ 255,537,000	[1]
Total consideration - equity, shares | shares	25,077,000
Estimated earn-out mechanisms	$ 16,203,000
Total consideration	590,755,000
Gulf Energy S.A.O.C [Member]
Cash consideration
Total consideration - cash
NESR ordinary share consideration	$ 257,907,000
NESR ordinary share consideration, shares | shares	25,310,000
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)	$ 30,941,000
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares) | shares	3,036,000
Total consideration - equity	$ 288,848,000	[1]
Total consideration - equity, shares | shares	28,346,000
Estimated earn-out mechanisms
Total consideration	$ 288,848,000

[1]	The fair value of NESR ordinary shares was determined based upon the $10.19 per share closing price of NESR ordinary shares on June 6, 2018, the closing date of the Business Combination